Share-based remuneration schemes	12 Months Ended
Dec. 31, 2025
Sharebased payment arrangements [Abstract]
Disclosure of share-based payment arrangements [text block]
6.6 SHARE-BASED REMUNERATION SCHEMES
Performance-based share plan.
Executive Directors participate in a long-term variable remuneration scheme based on performance share plans, in which other executives and key professionals of the Group also participate (the “LTVR”). These plans are usually structured in overlapping multiyear cycles (currently three years), with “units” being granted annually. These “units may be converted into shares at the end of the vesting period (currently three years) if the performance metrics to which the LTVR is subject are met). The LTVR can be summarized as follows:
The 2023-2025 plan
▪The 2023-2025 Long Term Remuneration Plan (the “LTRP”) was approved for the Executive Directors and certain other managers of the Group by the Ferrovial Board on December 15, 2022. The 2023-2025 LTRP was also consequently approved for the Executive Directors at the General Meeting of Ferrovial, S.A. on April 13, 2023.
▪The 2023-2025 LTRP provides for the annual grant of “units”, potentially convertible into shares, in 2023, 2024 and 2025. These shares, as the case may be, will be delivered in the year in which the third anniversary of the grant of the corresponding units is reached (i.e., 2026 for the 2023 grant, 2027 for the 2024 grant and 2028 for the 2025 grant).
▪The “units” granted under the 2023-2025 LTRP may be converted into shares if (i) the beneficiaries remain in the Company for a period of three years from the date of grant of the units, except in circumstances such as retirement, disability or death, and (ii) certain objectives linked to internal or external metrics reflecting economic-financial aspects, value creation for the company and ESG targets are met, as approved by the Board of Directors and General Meeting of Ferrovial, S.E.
The 2023-2025 plan for the Executive Directors, was submitted for approval at the general shareholders’ meeting of Ferrovial International SE as it pertains to the plan post-Merger implementation on June 13, 2023, and was approved during this meeting (with effect from the date on which the Merger became effective).
There were 1,549,287 shares outstanding on December 31, 2025 relating to these plans, as commented in Note 5.1.1.
Changes to the share-based remuneration schemes in 2025, 2024, and 2023 are summarized below:

	2025	2024	2023
Number of shares at beginning of year	1,729,752	1,953,016	1,782,127
Plans granted	463,127	543,320	653,611
Plans settled	(518,434)	(538,868)	(277,493)
Shares surrendered and other	(106,383)	(200,618)	(192,425)
Shares exercised	(18,775)	(27,098)	(12,804)
Number of shares at year-end	1,549,287	1,729,752	1,953,016
These share award plans are addressed in Note 6.7 on remuneration of executive directors and senior managers.
The impact of these remuneration schemes on the Group’s income statement in 2025 was an expense of EUR 15 million (expense of EUR 13 million in 2024 and income of EUR 11 million in 2023) with a balancing entry in equity.
Measurement of performance-based share plans
These plans were accounted for as a future and therefore the value of the foreseeable dividends up to the delivery date is discounted to the value of the shares at the grant date using a rate of return equal to the average cost of borrowings over the share award period. It is equity settled and thus measured when granted. The initially calculated value is not re-estimated. The related amounts are recognized under “Staff costs” with a balancing entry in reserves.